Employee Benefits	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Employee Benefits	Employee Benefits
The expenses recognized in relation to defined contribution plan for the years ended December 31, 2025, 2024 and 2023 are Won 2,893 million, Won 2,655 million and Won 2,413 million, respectively. Won 146 million and Won 74 million in relation to the defined benefit plan is recognized as other non-current liabilities as of December 31, 2025 and December 31, 2024, respectively.